Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LIQUIDITY FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	brlf2_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

FedFund

T-Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 28, 2015 to the

Premier Shares

Private Client Shares

Prospectuses of the Funds, dated February 27, 2015

Effective immediately, the Funds’ prospectuses are amended as follows:

The following is added as the second paragraph of the section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About FedFund — Principal Investment Strategies of the Fund”:

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The following is added as the second paragraph of the section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About T-Fund — Principal Investment Strategies of the Fund”:

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
BLACKROCK LIQUIDITY FEDFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf2_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

FedFund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 28, 2015 to the

Premier Shares

Private Client Shares

Prospectuses of the Funds, dated February 27, 2015

Effective immediately, the Funds’ prospectuses are amended as follows:

The following is added as the second paragraph of the section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About FedFund — Principal Investment Strategies of the Fund”:

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
BLACKROCK LIQUIDITY T-FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf2_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

T-Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 28, 2015 to the

Premier Shares

Private Client Shares

Prospectuses of the Funds, dated February 27, 2015

Effective immediately, the Funds’ prospectuses are amended as follows:

The following is added as the second paragraph of the section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About T-Fund — Principal Investment Strategies of the Fund”:

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.